FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
          (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 3/31/06
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ..........................    3

Franklin California Intermediate-Term Tax-Free Income Fund ................   15

Franklin California Limited-Term Tax-Free Income Fund .....................   24

Franklin California Tax-Exempt Money Fund .................................   26

Notes to Statements of Investments ........................................   31

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  BONDS 98.4%
  CALIFORNIA 98.4%
  ABAG Finance Authority for Nonprofit Corps. COP,
      Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ...................    $ 2,055,000    $    2,174,704
      Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...........................      3,500,000         3,670,835
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..............................      5,000,000         5,196,550
  ABAG Finance Authority for Nonprofit Corps. Revenue,
      Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
       Insured, 5.375%, 11/15/25 .................................................................      5,145,000         5,385,117
      Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%,
       4/01/26 ...................................................................................      2,750,000         2,867,673
  Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
    zero cpn., 8/01/25 ...........................................................................      9,045,000         3,350,449
  Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
      5.25% thereafter, 10/01/21 .................................................................     64,660,000        49,413,819
      5.45% thereafter, 10/01/25 .................................................................     25,000,000        19,044,250
  Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
    5.75%, 7/01/30 ...............................................................................      3,305,000         3,599,343
  Alhambra City Elementary School District GO,
      Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 .........      3,035,000         1,101,826
      Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 ........................................      2,065,000         2,217,913
  Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ...............................      5,000,000         5,204,800
  Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 .......      1,080,000         1,140,858
  Atascadero CDA, Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 ............      4,315,000         4,438,754
  Baldwin Park RDA, Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 .......................      4,000,000         4,399,000
  Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ............................      1,500,000         1,554,660
  Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ....................................      1,000,000         1,074,580
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
    FSA Insured, 5.00%, 9/02/32 ..................................................................      3,800,000         3,902,486
  Cabrillo Community College District GO, Series C, AMBAC Insured, Pre-Refunded, 5.375%,
    5/01/26 ......................................................................................      5,400,000         5,859,756
  Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 ...............      2,930,000         3,071,460
  California Community College Financing Authority Lease Revenue, Grossmont Palomar and
    Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..............................................      3,030,000         3,170,501
  California Educational Facilities Authority Revenue,
      Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 .....................................      4,455,000         4,758,074
      Stanford University, Refunding, Series M, 5.25%, 12/01/26 ..................................      6,450,000         6,686,392
      Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..................................     24,705,000        25,506,183
      Stanford University, Series N, 5.35%, 6/01/27 ..............................................     21,250,000        21,993,112
      Stanford University, Series N, 5.20%, 12/01/27 .............................................      6,000,000         6,195,480
      Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...............................        245,000           253,274
      University of Southern California, Series C, Pre-Refunded, 5.125%, 10/01/28 ................      3,845,000         3,974,230
  California Health Facilities Financing Authority Revenue,
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ........................     12,995,000        12,570,583
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 .....................      2,005,000         2,086,784
      Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ...........................     10,000,000        10,018,100
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ................      3,970,000         4,071,434
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/17 .............      1,030,000         1,056,904
      Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 .........      1,160,000         1,222,965


                                         Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...........................................    $15,400,000    $   15,751,428
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ..........................................      5,000,000         5,172,250
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ..........................................      4,000,000         4,128,160
      Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ..................      3,325,000         3,405,199
      Northern California Presbyterian, 5.40%, 7/01/28 ...........................................      5,000,000         5,039,350
      Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ......      3,435,000         3,638,970
      Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 .............      2,000,000         2,057,020
      Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ...........................      1,700,000         1,762,849
      Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ...........................      4,000,000         4,080,760
      The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ................................      5,000,000         5,181,900
      True to Life Children's Services, Series A, California Mortgage Insured, 5.625%, 9/01/25 ...      1,250,000         1,314,388
      UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 ..........................      9,530,000         9,754,241
  California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10,
    6.30% thereafter, 8/01/31 ....................................................................        240,000           190,925
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..........................................      8,460,000         8,755,254
  California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured, 5.55%,
    9/01/31 ......................................................................................      4,800,000         5,023,296
  California Public School District Financing Authority Lease Revenue, Southern Kern USD,
    Series B, FSA Insured, ETM, 5.90%, 9/01/26 ...................................................      1,615,000         1,885,448
  California State Department of Water Resources Central Valley Project Revenue, Water System,
    Series Q, MBIA Insured,
      5.375%, 12/01/27 ...........................................................................        365,000           374,610
      Pre-Refunded, 5.375%, 12/01/27 .............................................................        635,000           652,558
  California State Department of Water Resources Water Revenue,
      Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26 .................      2,170,000         2,272,120
      Series W, FSA Insured, 5.125%, 12/01/29 ....................................................      5,000,000         5,187,050
  California State GO,
      5.00%, 10/01/27 ............................................................................     30,790,000        31,631,799
      AMBAC Insured, 6.30%, 9/01/06 ..............................................................      9,000,000         9,104,400
      FGIC Insured, 5.375%, 6/01/26 ..............................................................      1,610,000         1,630,399
      FGIC Insured, Pre-Refunded, 5.375%, 6/01/26 ................................................      3,390,000         3,434,307
      FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ..................................................     34,500,000        36,945,015
      MBIA Insured, 6.00%, 8/01/16 ...............................................................        210,000           211,716
      MBIA Insured, 6.00%, 10/01/21 ..............................................................         65,000            65,812
      Refunding, 5.125%, 6/01/31 .................................................................     25,000,000        25,745,000
      Refunding, MBIA Insured, 5.00%, 8/01/29 ....................................................     20,250,000        20,794,522
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Senior
    Series A, FSA Insured, 5.80%, 10/01/20 .......................................................      4,275,000         4,496,958
  California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
    Series A, AMBAC Insured, 5.00%,
      12/01/21 ...................................................................................      4,100,000         4,258,178
      12/01/26 ...................................................................................      5,675,000         5,830,779
  California State University Foundation Revenue, Monterey Bay, MBIA Insured, Pre-Refunded,
    5.35%, 6/01/31 ...............................................................................      2,000,000         2,161,300


4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
    Pre-Refunded, 5.125%, 6/01/33 ................................................................    $ 3,200,000    $    3,424,512
  California State University Revenue and Colleges Revenue, Systemwide, Series A, AMBAC
    Insured, 5.00%, 11/01/33 .....................................................................     22,000,000        22,656,920
  California State University Revenue, Systemwide, Series C, MBIA Insured, 5.00%,
    11/01/28 .....................................................................................     23,215,000        24,200,709
  California Statewide CDA,
      COP, California Mortgage Insured, 5.75%, 8/01/21 ...........................................      9,585,000        10,187,226
      COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ......................................     12,250,000        12,536,160
      COP, FSA Insured, 5.50%, 8/15/31 ...........................................................      7,000,000         7,458,640
      COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...............................................      9,700,000         9,938,911
      COP, MBIA Insured, 5.00%, 4/01/18 ..........................................................      3,000,000         3,097,320
      MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
       8/01/33 ...................................................................................      2,785,000         2,946,697
  California Statewide CDA Revenue,
      Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ...................................      7,625,000         7,922,070
      COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 .....................      5,000,000         5,179,800
      Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 .........................      2,000,000         2,132,340
      Refunding, California Mortgage Insured, 5.00%, 8/01/21 .....................................      2,035,000         2,104,170
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
      Series A, FSA Insured, 5.00%, 10/01/32 .....................................................      9,320,000         9,574,436
      Series B, FSA Insured, 5.65%, 10/01/26 .....................................................      3,420,000         3,694,250
      Series B, FSA Insured, 5.75%, 10/01/29 .....................................................      1,465,000         1,567,242
  Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A,
    MBIA Insured, 6.00%, 5/01/15 .................................................................      1,330,000         1,345,827
  Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ..................................................      7,150,000         7,406,041
  Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ..................      8,000,000         8,214,720
  Chaffey Community College District GO,
      Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ...........................................        270,000           281,121
      Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 ........................................      5,480,000         5,901,083
  Charter Oak USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%, 8/01/30 ..................      3,115,000         3,260,626
  Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ...................      2,790,000         2,939,823
  Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
    Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ............................................      2,000,000         2,017,640
  Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured, 5.00%,
    8/01/28 ......................................................................................      2,685,000         2,796,078
  Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ............................      3,265,000         3,367,488
  Coachella Valley USD, GO, Election, Series A, FGIC Insured, 5.00%,
      8/01/27 ....................................................................................      3,650,000         3,818,630
      8/01/28 ....................................................................................      3,850,000         4,024,867
  Compton USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/29 ......................      2,000,000         2,078,600
  Corona-Norco USD,
      Capital Appreciation, GO, Series B, FSA Insured, zero cpn., 9/01/23 ........................      2,320,000         1,038,803
      Capital Appreciation, GO, Series B, FSA Insured, zero cpn., 9/01/24 ........................      2,620,000         1,114,181
      Capital Appreciation, GO, Series B, FSA Insured, zero cpn., 3/01/25 ........................      1,400,000           578,480
      Capital Appreciation, GO, Series C, FGIC Insured, zero cpn., 9/01/25 .......................      4,655,000         1,878,991


                                         Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Corona-Norco USD, (continued)
      Capital Appreciation, GO, Series C, FGIC Insured, zero cpn., 9/01/26 .......................    $ 6,080,000    $    2,328,154
      COP, Refunding, FSA Insured, 5.125%, 4/15/25 ...............................................      5,355,000         5,526,735
      COP, Refunding, FSA Insured, 5.125%, 4/15/29 ...............................................      2,540,000         2,614,803
  Coronado CDA, Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
    9/01/26 ......................................................................................      2,700,000         2,897,262
  Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ..............................      5,070,000         5,218,044
  Culver City USD, GO, MBIA Insured, Pre-Refunded,
      5.125%, 8/01/37 ............................................................................        650,000           669,032
      5.20%, 8/01/38 .............................................................................      3,285,000         3,397,676
  Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ............................      1,620,000         1,781,368
  East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .....................     14,000,000        14,434,980
  El Monte City School District GO, Election of 2004, Series A, FGIC Insured, 5.00%,
    5/01/30 ......................................................................................      4,500,000         4,689,765
  El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
    9/01/34 ......................................................................................      1,800,000         1,937,844
  Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
    9/01/30 ......................................................................................      3,770,000         3,888,906
  Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .......................................     11,665,000        12,099,055
  Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ....................................................      4,145,000         4,325,349
  Fairfield Suisun USD, GO,
      Election of 2002, MBIA Insured, 5.00%, 8/01/25 .............................................      4,185,000         4,372,990
      MBIA Insured, 5.00%, 8/01/27 ...............................................................     12,000,000        12,491,520
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 .................................................................      5,000,000         5,148,450
  Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 .............      2,030,000         2,126,993
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 ..........................     20,000,000        11,650,600
      Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 ..........................     25,000,000        13,714,000
      Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 ..........................      5,970,000         3,086,251
      senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 .............................     66,735,000        67,820,778
  Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 5.00%,
    9/01/26 ......................................................................................     10,000,000        10,705,600
  Fresno USD, GO, Refunding,
      Series B, MBIA Insured, 5.00%, 2/01/21 .....................................................      2,860,000         3,087,399
      Series C, MBIA Insured, 5.90%, 2/01/20 .....................................................      2,065,000         2,420,634
      Series C, MBIA Insured, 5.90%, 8/01/22 .....................................................      3,000,000         3,558,630
  Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
    8/01/23 ......................................................................................      3,030,000         1,361,955
  Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
    5.75%,
      7/01/25 ....................................................................................      1,250,000         1,368,038
      7/01/30 ....................................................................................      1,000,000         1,091,120
  Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30 .................................      8,650,000         9,022,642
  Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ........................................      2,750,000         2,921,188
  Glendora PFAR, Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 5.00%,
    9/01/24 ......................................................................................      5,000,000         5,226,250


6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Grant Joint UHSD, GO, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ................................    $ 5,235,000    $    5,641,393
  Grossmont UHSD,
      COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 .............................................      2,250,000         2,408,760
      GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn., 8/01/24 ................      5,110,000         2,181,510
  Hemet USD, COP, Nutrition Center Project, FSA Insured, Pre-Refunded, 5.875%, 4/01/27 ...........      1,250,000         1,303,388
  Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
    5.125%, 10/01/32 .............................................................................     19,815,000        20,800,400
  Huntington Beach City and School District COP, MBIA Insured, 5.25%, 7/01/29 ....................      1,795,000         1,893,438
  Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
      8/01/25 ....................................................................................      3,045,000         3,868,459
      8/01/29 ....................................................................................      3,075,000         3,973,423
  Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, 5.00%,
    9/01/32 ......................................................................................      7,000,000         7,188,720
  Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ..................................................      1,600,000         1,735,024
  Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 ...................      7,800,000         7,995,936
  Kern County High School District GO, FSA Insured, ETM, 6.625%,
      8/01/14 ....................................................................................      1,535,000         1,832,130
      8/01/15 ....................................................................................      1,400,000         1,689,590
  Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment Projects
    No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ..........................................      5,775,000         5,955,584
  Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn.,
      8/01/25 ....................................................................................      5,495,000         2,226,739
      7/01/26 ....................................................................................      5,965,000         2,302,132
  Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...............      8,800,000         9,065,496
  Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32 ........      4,000,000         4,242,840
  Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 .....................................................      2,150,000         2,237,247
  Long Beach Bond Finance Authority Lease Revenue,
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ...................      4,000,000         4,189,000
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ...................     11,000,000        11,391,820
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ...................      2,000,000         2,104,200
      Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 ..........................      6,780,000         7,001,977
      Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 ..........................     10,500,000        10,801,455
  Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
    Projects, Series A, AMBAC Insured, 5.00%,
      8/01/25 ....................................................................................     13,550,000        13,993,627
      8/01/31 ....................................................................................     12,000,000        12,332,880
  Long Beach University School District GO, Election of 1999, Series C, MBIA Insured, 5.125%,
    8/01/31 ......................................................................................     13,870,000        14,393,731
  Los Angeles Community College District GO,
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .......................................      4,000,000         4,254,880
      Series B, FSA Insured, 5.00%, 8/01/27 ......................................................      4,000,000         4,163,840
  Los Angeles COP,
      Municipal Improvement Corp., Municipal Improvement Corp. of Los Angeles AW, AMBAC
       Insured, 5.00%, 6/01/27 ...................................................................      5,895,000         6,113,410
      Real Property Program, MBIA Insured, 5.00%, 2/01/27 ........................................      9,890,000        10,196,392


                                         Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
      11/01/27 ...................................................................................    $ 2,500,000    $    2,614,450
      11/01/33 ...................................................................................      2,500,000         2,613,375
  Los Angeles County MTA, Sales Tax Revenue, Proposition A, first tier, Senior Series A, MBIA
    Insured, Pre-Refunded, 5.25%, 7/01/27 ........................................................     27,870,000        28,738,987
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District
    No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/29 ..........................................      6,460,000         6,722,405
  Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ..................      2,500,000         2,546,325
  Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ................        790,000           791,485
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .................     10,000,000        10,383,000
  Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
    5.00%, 7/01/24 ...............................................................................     12,000,000        12,320,040
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.85%,
    9/01/18 ......................................................................................      1,765,000         1,907,965
  Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
      5.85%, 6/01/22 .............................................................................        665,000           712,075
      5.90%, 6/01/29 .............................................................................      3,105,000         3,320,735
  Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 ...........      1,200,000         1,243,356
  Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ....................      2,680,000         2,838,629
  Menlo Park CDA Tax Allocation, Las Pulgas Community Development Project, Refunding,
    AMBAC Insured, 5.375%, 6/01/22 ...............................................................     10,000,000        10,225,300
  Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured, 5.00%,
    9/01/26 ......................................................................................     10,000,000        10,408,800
  Metropolitan Water District Southern California Waterworks Revenue,
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 .......................................      6,525,000         6,753,179
      Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................................      2,500,000         2,527,900
  Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ......................      1,025,000         1,107,226
  Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
      7/01/26 ....................................................................................      5,000,000         5,158,050
      7/01/31 ....................................................................................      8,285,000         8,517,229
  Modesto Wastewater Treatment Facility Revenue, MBIA Insured, Pre-Refunded, 5.75%,
    11/01/22 .....................................................................................     14,375,000        15,012,531
  Montebello Community RDA Tax Allocation,
      Housing, Series A, FSA Insured, 5.45%, 9/01/19 .............................................      1,100,000         1,149,775
      Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ............      2,460,000         2,505,239
  Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
    11/01/26 .....................................................................................      8,715,000         9,367,753
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 .................      4,000,000         4,174,000
  Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ..............................................      3,840,000         4,130,342
  Mount Diablo USD,
      CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/15 ............................      1,000,000         1,017,110
      CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/16 ............................      2,270,000         2,308,840
      CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.375%, 8/01/19 ...........................      7,290,000         7,404,890
      GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 .........................................      6,025,000         6,284,557
  Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .........................................      2,380,000         2,469,916
  Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ...................................................      2,535,000         2,643,168


8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured, 5.50%,
    1/01/17 ......................................................................................    $ 4,600,000    $    4,757,642
  Nevada Joint UHSD, GO,
      Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30 ....................................      5,125,000         5,345,785
      Series A, FSA Insured, 5.00%, 8/01/26 ......................................................      1,295,000         1,343,187
  Newark USD, GO, Capital Appreciation,
      Series B, FGIC Insured, zero cpn., 8/01/24 .................................................      9,905,000         3,599,576
      Series C, FSA Insured, zero cpn., 8/01/22 ..................................................      2,165,000           939,935
      Series C, FSA Insured, zero cpn., 8/01/23 ..................................................      2,465,000         1,003,354
      Series C, FSA Insured, zero cpn., 8/01/24 ..................................................      2,560,000           982,221
      Series C, FSA Insured, zero cpn., 8/01/25 ..................................................      2,705,000           978,290
  Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
    3/01/30 ......................................................................................      1,000,000         1,076,070
  North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
    FSA Insured,
      5.75%, 9/01/15 .............................................................................      1,260,000         1,296,868
      6.00%, 9/01/19 .............................................................................      2,500,000         2,575,650
  Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
    7/01/23 ......................................................................................      3,200,000         4,274,336
  Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
    6.00%, 1/01/29 ...............................................................................     10,000,000        10,824,600
  Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 ...................................................      2,500,000         2,636,125
  Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 ...........................      8,000,000         8,256,720
  Orinda COP, City Offices, AMBAC Insured, 5.00%, 7/01/30 ........................................      2,155,000         2,222,408
  Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
    Series A, MBIA Insured, 5.00%, 11/01/25 ......................................................      2,295,000         2,380,328
  Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .......................................      1,130,000         1,157,177
  Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
    5.00%, 6/01/28 ...............................................................................      4,000,000         4,158,160
  Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .........................      1,000,000         1,060,450
  Patterson Joint USD, Capital Appreciation, GO, Series A, FGIC Insured, zero cpn.,
      8/01/22 ....................................................................................      1,900,000           898,662
      8/01/23 ....................................................................................      1,985,000           892,238
      8/01/24 ....................................................................................      2,075,000           885,838
      8/01/25 ....................................................................................      2,170,000           879,349
      8/01/26 ....................................................................................      2,265,000           870,734
  Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
    8/01/32 ......................................................................................      8,450,000         8,932,833
  Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 .....................      4,000,000         4,226,640
  Placer County COP, Administrative and Emergency Services, MBIA Insured, 5.65%,
    6/01/24 ......................................................................................      4,000,000         4,168,560
  Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
    6/01/33 ......................................................................................      3,280,000         3,397,522
  Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%,
      10/01/30 ...................................................................................      5,190,000         5,356,184
      10/01/35 ...................................................................................      6,635,000         6,801,273


                                         Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
    10/01/23 .....................................................................................    $ 3,000,000    $    3,124,890
  Poway RDA, Tax Allocation,
      Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ...............................      9,195,000         9,484,459
      Refunding, MBIA Insured, 5.75%, 6/15/33 ....................................................     11,475,000        12,542,404
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
      Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ............................................      2,000,000         2,052,060
      Refunding, FSA Insured, 5.25%, 9/01/20 .....................................................      2,500,000         2,627,675
  Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A,
    MBIA Insured,
      5.75%, 3/01/19 .............................................................................      3,090,000         3,182,669
      5.25%, 3/01/26 .............................................................................         75,000            76,918
  Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ..................................      3,000,000         3,107,580
  Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30 .................................      7,015,000         7,319,591
  Ripon RDA, Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
    11/01/30 .....................................................................................      3,975,000         4,402,114
  Riverside County COP, Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%,
    11/01/27 .....................................................................................      3,000,000         3,162,900
a Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%,
    9/01/25 ......................................................................................      3,100,000         3,222,295
  Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 ...........................      5,685,000         6,109,954
  Sacramento Area Flood Control Agency Special Assessment,
      Capital AD No. 2, FGIC Insured, Pre-Refunded, 5.80%, 11/01/16 ..............................      1,000,000         1,033,370
      Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ...................................      1,475,000         1,524,221
      Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ...................................      2,690,000         2,781,272
  Sacramento City Financing Authority Revenue,
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ..............................      8,395,000         8,935,050
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ..............................     21,500,000        22,883,095
      City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded, 5.00%,
       12/01/28 ..................................................................................     10,000,000        10,729,700
  Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 ...............      5,920,000         6,064,389
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
    County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ..................................     10,000,000        10,361,900
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, FSA Insured,
    5.75%, 9/01/30 ...............................................................................      3,435,000         3,750,883
  Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .............................      1,645,000         1,647,484
  San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
    5.25%, 10/01/25 ..............................................................................      7,000,000         7,277,900
  San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
    5/01/22 ......................................................................................     28,405,000        11,871,586
  San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA
    Insured, 5.75%, 6/01/14 ......................................................................      2,250,000         2,280,870
  San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 .....................      2,110,000         2,281,227
  San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
    5.25%, 5/15/27 ...............................................................................      2,950,000         3,024,281


10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Francisco BART District Sales Tax Revenue,
      5.00%, 7/01/28 .............................................................................    $ 2,795,000    $    2,861,577
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 .................................................      6,500,000         6,942,195
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .................................................     12,000,000        12,816,360
      Pre-Refunded, 5.00%, 7/01/28 ...............................................................      5,205,000         5,423,037
  San Francisco City and County Airports Commission International Airport Revenue, Refunding,
    Second Series 28A, MBIA Insured, 5.125%,
      5/01/24 ....................................................................................      9,745,000        10,128,076
      5/01/27 ....................................................................................     16,575,000        17,128,439
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
    Series A, FSA Insured, 5.00%, 11/01/31 .......................................................      3,885,000         4,030,066
  San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ............      6,000,000         6,235,800
  San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue,
    MBIA Insured, 5.00%, 9/01/31 .................................................................     13,415,000        13,791,693
  San Gabriel USD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn.,
      8/01/26 ....................................................................................      3,530,000         1,357,038
      2/01/27 ....................................................................................      1,850,000           690,420
  San Joaquin Delta Community College District GO, Election of 2004, Series A, FSA Insured,
    5.00%, 8/01/29 ...............................................................................      5,050,000         5,251,899
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 ................     13,155,000         5,188,332
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .........................................     18,075,000        18,645,266
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..........................................     11,860,000        12,215,563
      senior lien, MBIA Insured, 5.00%, 1/01/33 ..................................................     10,035,000        10,068,918
  San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
    5.00%, 6/01/27 ...............................................................................     10,000,000        10,276,500
  San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 ...............      3,500,000         3,644,690
  San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 .....................      5,115,000         5,321,288
  San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 ...........      5,000,000         5,390,850
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
    MBIA Insured, Pre-Refunded,
      5.75%, 10/01/29 ............................................................................      5,340,000         5,900,593
      5.80%, 10/01/30 ............................................................................      7,800,000         8,536,008
  San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 .................................      6,080,000         2,473,405
  San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 .............      5,790,000         6,158,534
  Santa Ana USD, COP, Capital Appreciation, Financing Project, FSA Insured, zero cpn.,
    4/01/24 ......................................................................................     14,245,000         6,176,205
  Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ......................................      5,555,000         5,752,591
  Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 11/15/22 ..............................................................................      3,950,000         4,084,103
  Santa Fe Springs PFA Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.90%,
      5/01/21 ....................................................................................        900,000           919,620
      5/01/26 ....................................................................................      1,190,000         1,215,942
  Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ............      1,495,000         1,518,711
  Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
    7/01/33 ......................................................................................     11,050,000        11,372,439


                                        Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .........................    $ 4,000,000    $    4,190,600
  Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
    AMBAC Insured, 6.00%, 7/02/15 ................................................................      2,000,000         2,293,040
  Sequoia UHSD, GO, Refunding, FSA Insured, 5.00%, 7/01/28 .......................................      3,060,000         3,209,848
  Shasta Tehama Trinity Joint Community College District GO, Election of 2002, Series B, FSA
    Insured, 5.00%, 8/01/30 ......................................................................      3,070,000         3,212,233
  Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ................      3,455,000         3,726,010
  Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 .............................................      2,400,000         2,440,656
  South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ........................................      3,155,000         3,279,938
  South San Francisco COP, 5.00%, 4/01/29 ........................................................      2,000,000         2,029,060
  Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured,
    5.00%, 7/01/33 ...............................................................................     29,000,000        29,921,620
  Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B, FSA
    Insured, 5.625%, 9/01/26 .....................................................................      2,250,000         2,319,930
  Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ..................      3,005,000         3,115,133
  Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
    zero cpn.,
      8/01/28 ....................................................................................      2,340,000           792,441
      8/01/29 ....................................................................................      2,440,000           783,606
      8/01/30 ....................................................................................      2,550,000           776,322
      8/01/31 ....................................................................................      2,660,000           767,357
  Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ..........................      2,000,000         2,155,800
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B, FSA
    Insured, 5.90%, 7/01/12 ......................................................................      2,490,000         2,608,151
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.00%, 9/01/23 ...............................................................................      6,500,000         6,777,810
  Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ..................................................      3,000,000         3,276,870
  Tahoe-Truckee Joint USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.95%, 9/01/20 ..............      3,620,000         3,728,817
  Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 ..........      4,340,000         4,675,091
  Tri-City Hospital District Revenue,
      MBIA Insured, 6.00%, 2/01/22 ...............................................................      2,350,000         2,353,408
      Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .........................................      2,750,000         2,824,883
  Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 ..............      1,990,000         2,149,240
  Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus Foundation,
    MBIA Insured, 5.875%, 6/01/22 ................................................................      2,000,000         2,047,080
  Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ........................................      6,855,000         7,274,252
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
    5.75%, 10/01/32 ..............................................................................     14,100,000        15,253,521
  Union Elementary School District GO, Capital Appreciation,
      Series A, FGIC Insured, zero cpn., 9/01/24 .................................................      2,000,000           842,900
      Series B, FGIC Insured, zero cpn., 9/01/25 .................................................      5,500,000         2,199,175
      Series B, FGIC Insured, zero cpn., 9/01/26 .................................................      5,850,000         2,217,852
  University of California Revenues, Multi Purpose Projects,
      Series H, FGIC Insured, Pre-Refunded, 5.50%, 9/01/28 .......................................      2,500,000         2,593,475
      Series K, 5.00%, 9/01/23 ...................................................................      3,160,000         3,245,004
      Series M, FGIC Insured, 5.125%, 9/01/30 ....................................................      8,720,000         9,068,538


12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
    5.00%, 9/01/31 ...............................................................................    $ 5,095,000    $    5,206,020
  Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30 ..............................     12,670,000        13,215,824
  Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%,
    5/01/26 ......................................................................................     12,500,000        12,770,375
  Vista USD, GO,
      Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ............................      7,150,000         2,748,675
      Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 ............................      4,795,000         1,789,494
      Series A, FSA Insured, 5.25%, 8/01/25 ......................................................      5,000,000         5,302,800
  Washington Township Health Care District Revenue,
      5.00%, 7/01/18 .............................................................................      2,000,000         2,047,020
      5.125%, 7/01/23 ............................................................................        450,000           459,594
  Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured, 5.375%,
    8/01/25 ......................................................................................      2,045,000         2,184,898
  West Basin Municipal Water District Revenue COP,
      1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 ...........................      3,370,000         3,486,130
      Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 ..........................................      2,500,000         2,604,000
      Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 ..........................................      5,745,000         5,947,511
  Western Placer USD Financing Corp. COP, 5.55%, 11/01/30 ........................................      6,930,000         6,999,785
  Westlands Water District Revenue COP,
      MBIA Insured, 5.00%, 9/01/29 ...............................................................     11,775,000        12,164,281
      Series A, MBIA Insured, 5.00%, 9/01/35 .....................................................      1,460,000         1,500,062
  Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
    5.00%, 3/01/32 ...............................................................................      6,340,000         6,565,514
  Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
      3/01/33 ....................................................................................      3,870,000         3,976,193
      3/01/35 ....................................................................................      2,590,000         2,661,070
a Woodside Elementary School District GO, Election of 2005, MBIA Insured, 5.00%, 10/01/29 ........      4,435,000         4,633,865
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,815,961,571) ..............................................                    1,942,207,658
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 1.1%
  BONDS 1.1%
  CALIFORNIA 1.1%
b California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-1, Daily VRDN and Put, 3.10%, 5/01/19 ...............................      1,600,000         1,600,000
     Series B-2, Daily VRDN and Put, 3.07%, 5/01/22 ..............................................      8,800,000         8,800,000
     Series B-4, Daily VRDN and Put, 3.07%, 5/01/22 ..............................................        500,000           500,000
     Series B-6, Daily VRDN and Put, 3.10%, 5/01/22 ..............................................        200,000           200,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.17%, 5/01/22 ................................        800,000           800,000
b California State Economic Recovery Revenue, Series C-8, Daily VRDN and Put, 3.07%,
   7/01/23 .......................................................................................      1,600,000         1,600,000
b California State GO, Series A-3, Daily VRDN and Put, 3.16%, 5/01/33 ............................      2,525,000         2,525,000
b Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-3, Daily VRDN and Put, 3.16%, 7/01/35 ...................................      3,000,000         3,000,000
     Series C-2, Daily VRDN and Put, 3.07%, 7/01/36 ..............................................      3,000,000         3,000,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $22,025,000) ................................................                       22,025,000
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $1,837,986,571) 99.5% ....................................................                 $1,964,232,658
  OTHER ASSETS, LESS LIABILITIES 0.5% ..............................................................                      9,451,975
                                                                                                                     --------------
  NET ASSETS 100.0% ................................................................................                 $1,973,684,633
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 30.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  BONDS 98.2%
  CALIFORNIA 96.0%
  ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California
    Mortgage Insured, 5.125%, 5/15/15 ..............................................................    $ 3,000,000    $  3,113,700
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
      5.125%, 3/01/18 ..............................................................................      2,695,000       2,760,839
      5.25%, 3/01/19 ...............................................................................      2,315,000       2,384,288
  ABAG Revenue, Refunding, Series A-E,
      5.00%, 9/15/06 ...............................................................................        595,000         597,231
      5.05%, 9/15/07 ...............................................................................        610,000         618,802
      5.40%, 9/15/14 ...............................................................................      2,455,000       2,506,506
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
    5.00%, 10/01/10 ................................................................................      3,035,000       3,192,304
  Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
    Series A, AMBAC Insured, zero cpn., 10/01/17 ...................................................     10,000,000       6,024,400
  Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
    8/01/14 ........................................................................................      1,330,000       1,355,549
  Anaheim UHSD, GO, Refunding, FSA Insured, 5.00%, 8/01/18 .........................................      4,740,000       5,056,111
  Antelope Valley UHSD, GO, Series A, MBIA Insured,
      4.50%, 8/01/13 ...............................................................................      1,230,000       1,282,127
      4.625%, 8/01/14 ..............................................................................      1,250,000       1,305,563
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B, 5.40%, 9/02/07 ............      1,080,000       1,089,115
  Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
    Refunding, FGIC Insured, 5.00%, 11/01/21 .......................................................      1,080,000       1,138,957
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
    FSA Insured, 4.00%, 9/02/17 ....................................................................      1,485,000       1,460,898
  Burbank Electric Revenue, MBIA Insured, 4.00%,
      6/01/11 ......................................................................................      1,000,000       1,019,580
      6/01/12 ......................................................................................      1,000,000       1,016,890
  Burbank USD, GO,
      Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/15 ...........      4,600,000       3,091,108
      Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/16 ...........      4,670,000       2,982,962
      Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 .....................................      2,500,000       2,543,250
  Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ...........................      5,045,000       5,048,683
  California Educational Facilities Authority Revenue,
      Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 ..............      1,000,000       1,044,120
      Stanford University, Refunding, Series R, 4.00%, 11/01/11 ....................................      1,000,000       1,022,550
  California Health Facilities Financing Authority Revenue,
      The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 .............................      1,350,000       1,369,535
      The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ..............................      1,200,000       1,234,956
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 ............................................      5,000,000       5,260,000
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 ............................................      2,000,000       2,100,580
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ............................................      3,850,000       4,038,919
      Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 ........................      1,555,000       1,529,731
      Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 ........................      1,000,000       1,006,670
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 .........................      1,480,000       1,531,593
      Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 ........................      1,000,000       1,009,290
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 .........................      1,815,000       1,912,411
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 .........................      1,635,000       1,713,905
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ............................      3,750,000       3,855,450


                                        Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California HFA, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ................    $   435,000    $    441,882
  California State Department of Water Resources Central Valley Project Revenue, Water System,
      Refunding, Series S, 5.00%, 12/01/19 .........................................................      1,915,000       1,976,625
      Series S, Pre-Refunded, 5.00%, 12/01/19 ......................................................      2,085,000       2,156,182
  California State Department of Water Resources Power Supply Revenue, Series A,
      5.50%, 5/01/12 ...............................................................................      2,000,000       2,168,100
      Pre-Refunded, 5.125%, 5/01/18 ................................................................      2,500,000       2,710,675
  California State Department of Water Resources Water Revenue, Central Valley Project,
      Refunding, Series AD, FSA Insured, 5.00%, 12/01/20 ...........................................      5,000,000       5,293,350
      Series Z, FGIC Insured, 3.50%, 12/01/12 ......................................................      5,000,000       4,938,400
  California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 .............................     10,670,000      11,373,473
  California State GO,
      5.25%, 6/01/16 ...............................................................................        630,000         637,913
      Pre-Refunded, 5.00%, 11/01/12 ................................................................      1,335,000       1,423,711
      Pre-Refunded, 5.25%, 6/01/16 .................................................................      1,370,000       1,387,522
      Refunding, 4.00%, 2/01/10 ....................................................................      6,900,000       6,965,481
      Refunding, 5.00%, 11/01/12 ...................................................................        665,000         701,981
      Refunding, 5.25%, 2/01/14 ....................................................................      4,000,000       4,311,800
      Refunding, MBIA Insured, 5.00%, 2/01/18 ......................................................      1,175,000       1,216,196
      Veterans, Series B, 5.00%, 12/01/12 ..........................................................      2,000,000       2,010,640
      Veterans, Series B, 5.25%, 12/01/15 ..........................................................      2,310,000       2,363,476
      Veterans, Series B, 5.375%, 12/01/16 .........................................................        605,000         608,267
  California State Public Works Board Lease Revenue,
      Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 .......................      1,325,000       1,350,917
      Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ......................      1,555,000       1,597,794
  California State University Revenue, Systemwide, Series C, MBIA Insured, 5.00%, 11/01/18 .........      5,000,000       5,340,900
  California Statewide CDA, COP,
      California Lutheran Homes, ETM, 5.375%, 11/15/06 .............................................      1,000,000       1,011,500
      Kaiser Permanente, ETM, 5.30%, 12/01/15 ......................................................      2,000,000       2,049,260
      St. Joseph Health System, Refunding, 5.00%, 7/01/12 ..........................................      2,180,000       2,250,697
      St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ....................................      1,005,000       1,050,466
  California Statewide CDA Revenue,
      Daughters of Charity Health, Series G, 5.25%, 7/01/13 ........................................      1,000,000       1,050,870
      Daughters of Charity Health, Series G, 5.00%, 7/01/22 ........................................      5,000,000       5,099,750
      Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ...........      3,000,000       3,119,160
      Kaiser Permanente, Mandatory Put 5/01/11, Series I, 3.45%, 4/01/35 ...........................      5,000,000       4,843,500
      Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 ..........................     10,000,000       9,806,100
      Mission Community, California Mortgage Insured, 4.40%, 11/01/10 ..............................      1,100,000       1,119,107
      Mission Community, California Mortgage Insured, 4.50%, 11/01/11 ..............................      1,145,000       1,171,587
      Viewpoint School, ACA Insured, 4.50%, 10/01/17 ...............................................        460,000         450,303
      Viewpoint School, ACA Insured, 4.75%, 10/01/18 ...............................................        480,000         478,656
  Cathedral City 1915 Act Special Assessment, Ltd. Obligation, Cove ID 04-02, 5.00%,
    9/02/24 ........................................................................................      1,000,000         995,190


16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
    Central California,
      5.125%, 2/01/13 ..............................................................................    $ 1,375,000    $  1,400,864
      5.25%, 2/01/14 ...............................................................................      1,435,000       1,468,091
      5.75%, 2/01/16 ...............................................................................      1,585,000       1,652,410
  Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
    Refunding, MBIA Insured, 5.00%, 7/01/17 ........................................................      2,000,000       2,068,440
  Cerritos PFAR Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 3.00%,
    11/01/11 .......................................................................................      2,585,000       2,467,305
  Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 .............................      1,860,000       1,963,583
  Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 .....................      4,105,000       4,183,529
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
    8/01/17 ........................................................................................      5,235,000       3,184,084
  Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ........................................      1,000,000       1,002,540
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
      5.00%, 9/01/08 ...............................................................................      4,340,000       4,441,426
      5.50%, 9/01/15 ...............................................................................      1,180,000       1,227,058
  Conejo Valley USD, GO, Election of 1998,
      Series C, FSA Insured, zero cpn., 8/01/17 ....................................................      2,500,000       1,517,200
      Series D, FGIC Insured, 4.50%, 8/01/18 .......................................................      3,850,000       3,943,824
      Series D, FGIC Insured, 4.50%, 8/01/19 .......................................................      4,000,000       4,077,720
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%,
    8/01/18 ........................................................................................      2,450,000       2,525,386
  Corona PFA Lease Revenue, City Hall Project, Series B, MBIA Insured,
      3.75%, 9/01/13 ...............................................................................      1,000,000         991,670
      4.00%, 9/01/14 ...............................................................................      1,210,000       1,215,397
  Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ..............................      2,235,000       2,234,888
  Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
    10/01/16 .......................................................................................      3,435,000       3,515,070
  Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ............        880,000         926,121
  Fairfield Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
    5/01/12 ........................................................................................        600,000         636,960
  Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
    10/01/17 .......................................................................................      1,275,000       1,350,034
  Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
    1/15/16 ........................................................................................      1,000,000       1,050,840
  Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 4.25%,
    9/01/13 ........................................................................................      1,310,000       1,346,955
  Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 .........................      1,355,000       1,437,831
  Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
    Project, 5.00%, 4/01/12 ........................................................................      2,390,000       2,451,399
  Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
    9/01/12 ........................................................................................      1,955,000       2,024,187
  Garden Grove Agency Community Development Tax Allocation, Garden Grove Community
    Project, Refunding, AMBAC Insured, 4.25%, 10/01/13 .............................................      2,025,000       2,077,265


                                        Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset Backed, ETM,
    5.00%, 6/01/12 .................................................................................    $ 1,500,000    $  1,597,050
  Hi-Desert Memorial Health Care District Revenue, Refunding,
      5.10%, 10/01/06 ..............................................................................        615,000         615,400
      5.125%, 10/01/07 .............................................................................        650,000         649,766
  Huntington Beach City and School District COP, Series A, FGIC Insured, Pre-Refunded, 5.00%,
    8/01/18 ........................................................................................      1,245,000       1,324,331
  Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B, AMBAC
    Insured,
      4.00%, 8/01/13 ...............................................................................      1,500,000       1,511,310
      4.125%, 8/01/14 ..............................................................................      2,140,000       2,167,585
      4.25%, 8/01/15 ...............................................................................      2,080,000       2,112,635
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ............................................      1,000,000       1,063,280
  Irvine 1915 Act GO, AD No. 03-19, Group 2,
      4.875%, 9/02/16 ..............................................................................      1,000,000       1,004,410
      5.00%, 9/02/18 ...............................................................................      1,000,000         999,040
      5.125%, 9/02/19 ..............................................................................      1,000,000       1,003,000
  Irvine 1915 Act Special Assessment, AD No. 00-18,
      Group 2, 4.375%, 9/02/10 .....................................................................        885,000         885,496
      Group 2, 4.70%, 9/02/12 ......................................................................      1,475,000       1,494,485
      Group 2, 4.80%, 9/02/13 ......................................................................      1,175,000       1,192,425
      Group 2, 5.125%, 9/02/17 .....................................................................      1,705,000       1,720,209
      Group 3, 4.75%, 9/02/15 ......................................................................      1,000,000         999,210
      Group 3, 5.00%, 9/02/17 ......................................................................      1,000,000       1,002,410
  Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
    1/01/18 ........................................................................................      1,735,000       1,815,348
  Lake Elsinore PFA Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ..................        945,000         946,247
      Series A, 5.00%, 9/01/09 .....................................................................      1,230,000       1,245,289
  Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ......................      1,000,000       1,041,660
  Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ..................      2,000,000       2,092,520
  Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 .....................................      1,415,000       1,359,065
  Lemon Grove CDA Tax Allocation, 1998, Refunding,
      5.00%, 8/01/06 ...............................................................................        195,000         195,347
      5.10%, 8/01/07 ...............................................................................        205,000         206,837
      5.20%, 8/01/08 ...............................................................................        215,000         218,412
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/19 .......................................................................................      5,000,000       5,099,500
  Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured, 5.00%,
    5/01/17 ........................................................................................      1,000,000       1,069,150
  Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
    AMBAC Insured, 3.00%, 8/15/12 ..................................................................      4,525,000       4,284,134
  Los Angeles County MTA, Sales Tax Revenue, Proposition A, first tier, Refunding, Series A,
    FSA Insured, 5.00%, 7/01/15 ....................................................................      5,345,000       5,602,415
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
    Refunding, Series A, FSA Insured, 5.00%, 10/01/17 ..............................................      1,000,000       1,062,160


18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles USD,
      COP, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/13 .....................................    $ 4,415,000    $  4,445,110
      GO, Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 .................................      2,035,000       2,150,161
      GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/21 ................................      8,420,000       8,935,725
      GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ..................................................      3,500,000       3,813,705
  Los Angeles Wastewater System Revenue, Series A, FGIC Insured, Pre-Refunded, 5.00%,
    6/01/14 ........................................................................................      1,075,000       1,118,806
  Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ...................................        435,000         444,300
  M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
      4.25%, 7/01/11 ...............................................................................      5,055,000       5,210,391
      5.00%, 7/01/18 ...............................................................................      1,000,000       1,042,940
  Metropolitan Water District Southern California GO, Waterworks, Series B, Pre-Refunded,
      4.125%, 3/01/13 ..............................................................................      1,000,000       1,022,480
      4.25%, 3/01/14 ...............................................................................      1,000,000       1,028,060
      4.30%, 3/01/15 ...............................................................................      1,000,000       1,030,280
  Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
      8/01/18 ......................................................................................      1,455,000         838,822
      8/01/19 ......................................................................................      1,480,000         812,757
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
      8/01/17 ......................................................................................      2,000,000       2,128,620
      8/01/18 ......................................................................................      2,300,000       2,439,587
  Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ................................................      1,585,000       1,618,412
  Moulton-Niguel Water District GO,
      Consolidated, Refunding, AMBAC Insured, 5.00%, 9/01/16 .......................................      3,520,000       3,763,866
      Refunding, AMBAC Insured, 4.00%, 9/01/12 .....................................................      2,930,000       2,977,964
  Murrieta COP, Road Improvement Project, 6.00%,
      4/01/07 ......................................................................................        235,000         240,523
      4/01/08 ......................................................................................        245,000         252,612
  Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 .....................................      1,040,000       1,054,539
  Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ...............................................      1,000,000       1,017,300
  North City West School Facilities Financing Authority Special Tax, Refunding, Series B, FSA
    Insured, 5.625%, 9/01/08 .......................................................................        500,000         514,380
  Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
    5.375%, 8/15/12 ................................................................................      1,500,000       1,568,865
  Orange County CFD Special Tax,
      No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 .............................................      1,000,000       1,011,500
      No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 .............................................      1,000,000       1,014,750
      No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 .............................................      1,285,000       1,305,277
      No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 .............................................      1,000,000       1,012,890
      No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 .............................................      1,000,000       1,018,360
      No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 .............................................      1,765,000       1,748,585
      No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 .............................................      1,945,000       1,931,638
      No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 .............................................      2,000,000       1,983,560
  Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08 ..........................      1,500,000       1,580,985
  Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
    12/01/12 .......................................................................................      1,435,000       1,466,441


                                        Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 .........................................    $ 1,000,000    $  1,013,950
  Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded, 5.00%,
    8/01/16 ........................................................................................      1,500,000       1,611,060
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
    Pre-Refunded, 6.375%, 8/01/11 ..................................................................        855,000         879,915
  Palm Desert Financing Authority Tax Allocation Revenue, Refunding, MBIA Insured, 4.75%,
    8/01/18 ........................................................................................      1,050,000       1,087,905
  Pleasanton USD, GO, Refunding, Series C, MBIA Insured, 5.00%, 8/01/14 ............................      3,535,000       3,808,892
  Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
    5.35%, 12/01/16 ................................................................................      1,000,000       1,063,420
  Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 4.50%,
    6/15/14 ........................................................................................      4,595,000       4,745,854
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ..................................      1,000,000       1,054,540
  Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
    Series B, ETM, 5.35%, 5/15/13 ..................................................................      2,000,000       2,102,380
  Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
    5.00%,
      11/01/18 .....................................................................................      1,540,000       1,620,111
      11/01/19 .....................................................................................      1,615,000       1,692,552
  Riverside County Housing Authority MFHR, Brandon Place Apartments, Mandatory Put 7/01/09,
    Series B, FNMA Insured, 5.625%, 7/01/29 ........................................................        985,000       1,015,821
  Riverside USD, GO, Election, Series A, FGIC Insured, 4.00%, 2/01/13 ..............................      1,000,000       1,010,080
  Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 .................      1,465,000       1,544,901
  Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured, 5.00%,
    7/01/21 ........................................................................................      3,305,000       3,494,773
  San Bernardino City USD, GO, Refunding,
      FSA Insured, 5.00%, 8/01/17 ..................................................................      2,615,000       2,783,171
      FSA Insured, 5.00%, 8/01/18 ..................................................................      1,140,000       1,209,187
      Series A, FSA Insured, 5.00%, 8/01/19 ........................................................      1,680,000       1,775,894
  San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ...........      2,000,000       2,125,080
  San Francisco BART District Sales Tax Revenue, Refunding, Series A, MBIA Insured, 5.00%,
    7/01/20 ........................................................................................      5,000,000       5,307,300
  San Francisco City and County Airports Commission International Airport Revenue, Issue 30,
    Refunding, Second Series, XLCA Insured, 4.00%, 5/01/14 .........................................      2,500,000       2,496,525
  San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ..............      3,650,000       3,785,962
  San Francisco City and County Redevelopment Financing Authority Tax Allocation,
    Redevelopment Projects, Series A, Pre-Refunded, zero cpn., 8/01/17 .............................      3,825,000       2,183,042
  San Joaquin County COP,
      General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ............................      1,000,000       1,040,890
      Solid Waste System Facilities Projects, MBIA Insured, 4.00%, 4/01/12 .........................      2,925,000       2,973,321
      Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 .........................      1,340,000       1,414,303
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter, 1/15/16 ...........................      3,000,000       2,862,750
  San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 ...........      4,520,000       4,638,560


20 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
    MBIA Insured,
      ETM, 5.10%, 10/01/09 .........................................................................    $   515,000    $    540,977
      Pre-Refunded, 5.30%, 10/01/11 ................................................................        350,000         380,272
  Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ................................      1,405,000       1,445,998
  Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ..................      3,125,000       2,209,375
  Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .............      1,720,000       1,776,124
  Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Refunding,
    Series A, AMBAC Insured, 4.50%, 5/15/12 ........................................................      2,900,000       2,965,105
  Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
      4.00%, 5/01/12 ...............................................................................        525,000         528,827
      4.25%, 5/01/14 ...............................................................................        840,000         851,844
      4.25%, 5/01/15 ...............................................................................        875,000         884,931
      4.25%, 11/01/15 ..............................................................................        670,000         677,605
  South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
    Refunding, FSA Insured, 3.25%, 8/01/11 .........................................................      1,000,000         976,300
  South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA
    Insured, 5.00%, 9/01/16 ........................................................................      2,000,000       2,120,980
  South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
      5.35%, 10/01/07 ..............................................................................        995,000       1,022,353
      5.45%, 10/01/08 ..............................................................................      1,040,000       1,088,693
  Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A, 5.35%,
    12/01/09 .......................................................................................        385,000         401,070
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
    Insured, 5.75%, 7/01/11 ........................................................................      1,295,000       1,355,075
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 .......................      1,200,000       1,222,764
  Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06 ..................        445,000         447,207
  Sweetwater Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/18 ................................      2,860,000       3,010,121
  Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ................................................      1,000,000       1,017,430
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset Backed Bonds, Series B,
      ETM, 4.25%, 6/01/09 ..........................................................................        880,000         897,406
      ETM, 4.375%, 6/01/10 .........................................................................      1,665,000       1,713,019
      ETM, 4.50%, 6/01/11 ..........................................................................      1,540,000       1,599,475
      Pre-Refunded, 4.60%, 6/01/12 .................................................................      1,760,000       1,836,173
      Pre-Refunded, 4.70%, 6/01/13 .................................................................      1,500,000       1,571,910
      Pre-Refunded, 4.80%, 6/01/14 .................................................................        725,000         763,128
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ............      1,000,000       1,052,750
  University of California Revenues,
      Ltd. Project, Series B, FSA Insured, 5.00%, 5/15/21 ..........................................      5,000,000       5,254,800
      Multi Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 ...............................      1,380,000       1,397,374
      Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 .................................      3,645,000       3,839,351
  Victor Valley UHSD, COP, Refunding, AMBAC Insured, 5.00%, 11/15/21 ...............................      1,140,000       1,201,594
  West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 .................................      1,875,000       1,902,150


                                        Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
      6/01/11 ......................................................................................    $ 1,060,000    $  1,097,895
      6/01/12 ......................................................................................      2,225,000       2,310,774
      6/01/13 ......................................................................................      2,335,000       2,421,512
  Whittier UHSD, GO, Refunding, MBIA Insured, 5.00%, 8/01/20 .......................................      6,075,000       6,436,705
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
      5.00%, 9/01/15 ...............................................................................      1,080,000       1,160,406
      5.25%, 9/01/20 ...............................................................................      1,325,000       1,426,508
                                                                                                                       ------------
                                                                                                                        468,344,518
                                                                                                                       ------------
  U.S. TERRITORIES 2.2%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 .....................      2,500,000       2,744,850
                                                                                                                       ------------
  VIRGIN ISLANDS 1.6%
  Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ........................................      4,150,000       4,325,919
      Refunding, Series A, 5.30%, 10/01/11 .........................................................      1,000,000       1,036,670
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      4.875%, 7/01/06 ..............................................................................        500,000         500,410
      5.00%, 7/01/09 ...............................................................................      2,000,000       2,024,880
                                                                                                                       ------------
                                                                                                                          7,887,879
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES ...........................................................................                     10,632,729
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $471,244,950) ..................................................                    478,977,247
                                                                                                                       ------------
  SHORT TERM INVESTMENTS 0.7%
  BONDS 0.7%
  CALIFORNIA 0.7%
a California State Department of Water Resources Power Supply Revenue,
      Refunding, Sub Series F-1, Daily VRDN and Put, 3.10%, 5/01/19 ................................        100,000         100,000
      Series B-6, Daily VRDN and Put, 3.10%, 5/01/22 ...............................................      1,000,000       1,000,000
a California State Economic Recovery Revenue, Series C-6, Daily VRDN and Put, 3.07%,
    7/01/23 ........................................................................................        600,000         600,000
a Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.13%, 10/15/29 ..............................        100,000         100,000
a Metropolitan Water District Southern California Waterworks Revenue, Series C-2, Daily VRDN
    and Put, 3.07%, 7/01/36 ........................................................................        800,000         800,000
a Orange County Sanitation District COP,
      Daily VRDN and Put, 3.13%, 2/01/36 ...........................................................        500,000         500,000
      Refunding, Series B, Daily VRDN and Put, 3.10%, 8/01/30 ......................................        500,000         500,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,600,000) ...................................................                      3,600,000
                                                                                                                       ------------


22 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $474,844,950) 98.9% ......................................................                   $482,577,247
  OTHER ASSETS, LESS LIABILITIES 1.1% ..............................................................                      5,243,000
                                                                                                                       ------------
  NET ASSETS 100.0% ................................................................................                   $487,820,247
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 30.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 102.8%
  BONDS 102.8%
  CALIFORNIA 92.9%
  Brea Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ......................    $  120,000    $   115,858
  Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08 ..................       250,000        242,797
  California Educational Facilities Authority Revenue, Santa Clara University, Series A, FSA Insured,
    2.625%, 9/01/09 ..................................................................................       100,000         96,123
  California Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series G,
    5.00%, 7/01/09 ...................................................................................       750,000        778,065
  California State Economic Recovery GO, Series A, 5.00%, 1/01/09 ....................................       415,000        429,782
  California State Public Works Board Lease Revenue, Department of Corrections, Series C, 5.00%,
    6/01/07 ..........................................................................................       500,000        507,660
  California State University at Channel Islands Financing Authority Revenue, Rental Housing and
    Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 .....................................       750,000        736,290
  California Statewide CDA Revenue,
      Kaiser Permanente, Mandatory Put 5/01/07, Series G, 2.30%, 4/01/34 .............................       400,000        394,324
      Viewpoint School, ACA Insured, 3.50%, 10/01/08 .................................................       320,000        310,851
  Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 .................................................       250,000        246,465
  Costa Mesa RDA Tax Allocation, Downtown Redevelopment Project, FSA Insured, 2.50%,
    10/01/08 .........................................................................................       265,000        256,955
  Evergreen School District GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ....................       150,000        146,354
  Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 .........       100,000         96,996
  Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 ...........................................       200,000        193,452
  Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
      2.00%, 9/01/07 .................................................................................       100,000         97,082
      2.125%, 9/01/08 ................................................................................       105,000        100,266
  Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ........................       265,000        256,054
  Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ............................       110,000        108,647
  Lompoc USD, GO, Election of 2002, Series B, MBIA Insured, 3.50%, 6/01/07 ...........................       335,000        335,291
  Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
    AMBAC Insured, 3.25%, 8/15/09 ....................................................................       250,000        247,022
  Los Angeles County MTA, Sales Tax Revenue, Proposition A, first tier, Refunding, senior series A,
    FSA Insured, 2.50%, 7/01/07 ......................................................................       100,000         98,313
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
    Series A, FSA Insured, 4.00%, 10/01/08 ...........................................................       500,000        506,265
  Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...........................       100,000        101,784
  Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ...............................       250,000        241,403
  North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
    2.125%, 8/01/08 ..................................................................................       500,000        478,425
  Placer County Water Agency Water Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 .............       105,000        103,009
  Pleasanton GO, FSA Insured, 3.25%, 8/01/08 .........................................................       725,000        721,447
  Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
    6/15/09 ..........................................................................................       100,000         97,601
  Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
    8/01/10 ..........................................................................................       100,000        101,784
  Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project, Refunding, Series A,
    MBIA Insured, 3.00%, 6/01/08 .....................................................................       115,000        112,761
  Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured, 4.00%,
    7/01/08 ..........................................................................................     1,000,000      1,008,060


24 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire District,
    Refunding, AMBAC Insured, 3.00%, 1/01/08 .........................................................    $  240,000    $   237,175
  San Francisco City and County Public Utility Commission Warrant Revenue, Refunding, Series A,
    MBIA Insured, 3.00%, 10/01/08 ....................................................................       100,000         98,362
  San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 ...................       200,000        193,452
  Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 3.00%, 7/01/09 ...........................       225,000        219,924
  Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 ..............................       250,000        245,712
  University of California Revenues, General, Refunding, Series A, AMBAC Insured, 5.00%,
    5/15/08 ..........................................................................................       500,000        515,320
                                                                                                                        -----------
                                                                                                                         10,777,131
                                                                                                                        -----------
  U.S. TERRITORIES 9.9%
  GUAM 2.1%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .............       250,000        238,748
                                                                                                                        -----------
  PUERTO RICO 7.8%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ...........................................................       200,000        205,482
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA, FGIC
    Insured, 2.625%, 7/01/08 .........................................................................       300,000        290,889
a Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/07 .............       405,000        408,912
                                                                                                                        -----------
                                                                                                                            905,283
                                                                                                                        -----------
  TOTAL U.S. TERRITORIES .............................................................................                    1,144,031
                                                                                                                        -----------
  TOTAL LONG TERM INVESTMENTS (COST $12,190,215) .....................................................                   11,921,162
                                                                                                                        -----------
  SHORT TERM INVESTMENTS 2.6%
  BONDS 2.6%
  CALIFORNIA 2.6%
b Irvine Ranch Water District Revenue, Nos. 105 140 240 and 250, Daily VRDN and Put,
    3.10%, 4/01/33 ...................................................................................       200,000        200,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
    and Put, 3.10%, 7/01/35 ..........................................................................       100,000        100,000
                                                                                                                        -----------
  TOTAL SHORT TERM INVESTMENTS (COST $300,000) .......................................................                      300,000
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $12,490,215) 105.4% ........................................................                   12,221,162
  OTHER ASSETS, LESS LIABILITIES (5.4)% ..............................................................                     (621,407)
                                                                                                                        -----------
  NET ASSETS 100.0% ..................................................................................                  $11,599,755
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 30.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS 99.7%
  CALIFORNIA 99.7%
a Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
    3.18%, 6/01/30 .................................................................................    $ 1,000,000    $  1,000,000
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.05%, 4/01/36 .................................     12,500,000      12,500,000
      Series B, AMBAC Insured, Weekly VRDN and Put, 3.12%, 4/01/39 .................................     15,800,000      15,800,000
a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
    3.15%, 12/01/10 ................................................................................      1,337,000       1,337,000
a California Health Facilities Financing Authority Revenue,
      Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 3.16%, 7/01/16 ..................      3,955,000       3,955,000
      Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 3.15%, 10/01/10 ............      2,300,000       2,300,000
      Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 3.00%, 10/01/22 .................      3,200,000       3,200,000
a California Infrastructure and Economic Development Bank Revenue,
      Goodwill Industries Orange County, Weekly VRDN and Daily Put, 3.11%, 3/01/31 .................      2,000,000       2,000,000
      Independent System Operating Corp. Project, Refunding, Series B, MBIA Insured, Weekly
       VRDN and Put, 3.10%, 4/01/08 ................................................................      4,900,000       4,900,000
      Independent System Operating Corp. Project, Refunding, Series C, MBIA Insured, Weekly
       VRDN and Put, 3.13%, 4/01/09 ................................................................     11,000,000      11,000,000
      J. Paul Getty Trust, Refunding, Series B, Annual VRDN and Put, 3.25%, 4/01/33 ................      9,000,000       9,000,000
  California School Cash Reserve Program Authority Revenue, Pool, Series A, AMBAC Insured,
    4.00%, 7/06/06 .................................................................................      7,500,000       7,526,906
a California State Department of Water Resources Power Supply Revenue,
      Refunding, Sub Series F-1, Daily VRDN and Put, 3.10%, 5/01/19 ................................      3,300,000       3,300,000
      Series B-2, Daily VRDN and Put, 3.07%, 5/01/22 ...............................................      3,750,000       3,750,000
      Series B-5, Daily VRDN and Put, 3.16%, 5/01/22 ...............................................      2,800,000       2,800,000
      Series C-8, Weekly VRDN and Put, 3.09%, 5/01/22 ..............................................      6,000,000       6,000,000
      Series C-9, Weekly VRDN and Put, 3.10%, 5/01/22 ..............................................     20,000,000      20,000,000
      Series C-12, Weekly VRDN and Put, 3.13%, 5/01/22 .............................................      6,700,000       6,700,000
a California State Economic Development Financing Authority Revenue,
      Calco Project, Weekly VRDN and Put, 3.24%, 4/01/27 ...........................................      1,440,000       1,440,000
      KQED Inc. Project, Refunding, Weekly VRDN and Put, 3.13%, 4/01/20 ............................        990,000         990,000
a California State Economic Recovery Revenue,
      Series C-3, Daily VRDN and Put, 3.16%, 7/01/23 ...............................................      8,625,000       8,625,000
      Series C-7, Daily VRDN and Put, 3.07%, 7/01/23 ...............................................     11,100,000      11,100,000
      Series C-9, Daily VRDN and Put, 3.07%, 7/01/23 ...............................................      1,500,000       1,500,000
      Series C-11, Weekly VRDN and Put, 3.15%, 7/01/23 .............................................      4,800,000       4,800,000
      Series C-15, FSA Insured, Weekly VRDN and Put, 3.10%, 7/01/23 ................................      3,000,000       3,000,000
a California State GO,
      Daily Kindergarten University, Refunding, Series A-3, Daily VRDN and Put, 3.04%,
       5/01/34 .....................................................................................     11,925,000      11,925,000
      Daily Kindergarten University, Refunding, Series B-2, Daily VRDN and Put, 3.07%,
       5/01/34 .....................................................................................      1,150,000       1,150,000
      Daily Kindergarten University, Series B-3, Daily VRDN and Put, 3.06%, 5/01/34 ................      5,400,000       5,400,000
      Refunding, Series B, Sub Series B-7, Daily VRDN and Put, 3.15%, 5/01/40 ......................      2,700,000       2,700,000
      Series A-3, Daily VRDN and Put, 3.16%, 5/01/33 ...............................................      1,625,000       1,625,000
      Series C-2, Weekly VRDN and Put, 3.13%, 5/01/33 ..............................................      6,700,000       6,700,000
  California State RAN, 4.50%, 6/30/06 .............................................................     15,000,000      15,054,407
  California State University Revenue, TECP, 3.20%, 5/09/06 ........................................     29,535,000      29,535,000


26 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue,
a North Peninsula Jewish, Daily VRDN and Put, 3.14%, 7/01/34 .......................................    $ 3,000,000    $  3,000,000
      Series A-5, 4.00%, 6/30/06 ...................................................................     25,000,000      25,082,892
a Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and
    Put, 3.13%, 9/01/14 ............................................................................        500,000         500,000
a Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 3.06%, 1/01/10 .............................      1,020,000       1,020,000
a Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A, AMBAC
    Insured, Weekly VRDN and Put, 3.12%, 6/01/32 ...................................................      5,380,000       5,380,000
a Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 3.18%, 11/01/14 ..............      1,490,000       1,490,000
a Eastern Municipal Water District Water and Sewer Revenue COP, Refunding, Series B, MBIA
    Insured, Weekly VRDN and Put, 3.13%, 7/01/33 ...................................................      2,465,000       2,465,000
a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
    3.13%, 7/01/29 .................................................................................     15,000,000      15,000,000
a Fremont PFA, COP, Weekly VRDN and Put, 3.15%, 8/01/30 ............................................      5,700,000       5,700,000
a Glendale COP, Police Building Project, Weekly VRDN and Put, 3.17%, 6/01/30 .......................     27,650,000      27,650,000
a Grant Joint UHSD, COP,
      School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.13%,
       9/01/34 .....................................................................................      4,900,000       4,900,000
      Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.13%, 7/01/37 .............     10,000,000      10,000,000
a Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN and
    Put, 3.17%, 6/01/30 ............................................................................      4,200,000       4,200,000
a Irvine 1915 Act Special Assessment,
      AD No. 00-18, Series A, Daily VRDN and Put, 3.10%, 9/02/26 ...................................      2,227,000       2,227,000
      AD No. 03-19, Series A, Daily VRDN and Put, 3.10%, 9/02/29 ...................................      5,571,000       5,571,000
      AD No. 93-14, Daily VRDN and Put, 3.16%, 9/02/25 .............................................      1,256,000       1,256,000
      AD No. 94-13, Daily VRDN and Put, 3.10%, 9/02/22 .............................................      3,600,000       3,600,000
      AD No. 97-13, Daily VRDN and Put, 3.10%, 9/02/23 .............................................      7,754,000       7,754,000
      AD No. 97-16, Daily VRDN and Put, 3.10%, 9/02/22 .............................................      5,795,000       5,795,000
a Irvine Ranch Water District GO,
      Consolidated ID, Daily VRDN and Put, 3.08%, 6/01/15 ..........................................      2,750,000       2,750,000
      Nos. 105 140 240 and 250, Daily VRDN and Put, 3.16%, 1/01/21 .................................      9,200,000       9,200,000
a Irvine Ranch Water District Revenue,
      Consolidated Bonds, Daily VRDN and Put, 3.10%, 10/01/10 ......................................      1,400,000       1,400,000
      Consolidated Bonds, Daily VRDN and Put, 3.10%, 8/01/16 .......................................        400,000         400,000
      Nos. 105 140 240 and 250, Daily VRDN and Put, 3.10%, 4/01/33 .................................      1,000,000       1,000,000
a Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 3.15%,
    8/01/35 ........................................................................................      1,300,000       1,300,000
a Los Angeles County Pension Obligation Revenue, Refunding,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.12%, 6/30/07 .................................      1,100,000       1,100,000
      Series B, AMBAC Insured, Weekly VRDN and Put, 3.12%, 6/30/07 .................................      2,300,000       2,300,000
  Los Angeles County TRAN, 4.00%, 6/30/06 ..........................................................      5,950,000       5,970,876
a Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-4, Weekly
    VRDN and Put, 3.10%, 7/01/35 ...................................................................      6,650,000       6,650,000
a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 3.20%, 7/01/10 ...................        145,507         145,507
a Los Angeles Wastewater System Revenue, Refunding, Sub Series A, FGIC Insured, Weekly
    VRDN and Put, 3.13%, 12/01/31 ..................................................................      5,000,000       5,000,000
a Los Angeles Water and Power Revenue, Refunding, Sub Series B-5, Weekly VRDN and Put,
    3.17%, 7/01/34 .................................................................................      3,700,000       3,700,000


                                        Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 6/01/23 ......................    $ 6,275,000    $  6,275,000
      Refunding, Series B-1, Daily VRDN and Put, 3.10%, 7/01/35 ....................................      3,200,000       3,200,000
      Refunding, Series B-3, Daily VRDN and Put, 3.16%, 7/01/35 ....................................      4,500,000       4,500,000
      Refunding, Series B-4, Weekly VRDN and Put, 3.12%, 7/01/35 ...................................      7,000,000       7,000,000
      Refunding, Series C-1, Weekly VRDN and Put, 3.10%, 7/01/30 ...................................      3,000,000       3,000,000
      Series C, Weekly VRDN and Put, 3.14%, 7/01/28 ................................................     13,200,000      13,200,000
      Series C-1, Daily VRDN and Put, 2.95%, 7/01/36 ...............................................      3,200,000       3,200,000
a Murrieta Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
    and Put, 3.13%, 6/01/23 ........................................................................      1,700,000       1,700,000
a Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
    Series A, MBIA Insured, Weekly VRDN and Put, 3.12%, 7/01/23 ....................................      8,700,000       8,700,000
a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 3.17%, 12/01/15 .....................      5,700,000       5,700,000
a Orange County Apartment Development Revenue, Aliso Creek Project B, Weekly VRDN and Put,
    3.10%, 11/01/22 ................................................................................      7,000,000       7,000,000
a Orange County Sanitation District COP,
      Daily VRDN and Put, 3.13%, 2/01/36 ...........................................................     10,000,000      10,000,000
      Refunding, Series A, Daily VRDN and Put, 3.10%, 8/01/29 ......................................      1,000,000       1,000,000
      Refunding, Series B, Daily VRDN and Put, 3.10%, 8/01/30 ......................................      1,100,000       1,100,000
a Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
    and Put, 3.13%, 9/01/31 ........................................................................        700,000         700,000
a Rancho Water District Financing Authority Revenue,
      Refunding, Series A, FGIC Insured, Weekly VRDN and Put, 3.10%, 8/01/29 .......................      5,700,000       5,700,000
      Series B, FGIC Insured, Weekly VRDN and Put, 3.10%, 8/01/31 ..................................      3,880,000       3,880,000
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
    MBIA Insured, Weekly VRDN and Daily Put, 3.12%, 11/01/32 .......................................      5,000,000       5,000,000
a Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and
    Put, 3.13%, 12/01/15 ...........................................................................      1,600,000       1,600,000
  Riverside County Teeter Obligation Revenue, TECP, 3.26%, 5/04/06 .................................      2,000,000       2,000,000
a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
    3.15%, 6/01/20 .................................................................................     15,675,000      15,675,000
a Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN
    and Put, 3.15%, 12/01/30 .......................................................................     28,600,000      28,600,000
  Sacramento County TRAN, Series A, 4.00%, 7/10/06 .................................................     25,000,000      25,097,460
  San Diego County Regional Transportation Commission Sales Tax Revenue, TECP, 3.46%,
    7/14/06 ........................................................................................      4,500,000       4,500,000
a San Francisco City and County RDA, MFR, Fillmore Center, Refunding, Series B-2, Weekly
    VRDN and Put, 3.18%, 12/01/17 ..................................................................      1,000,000       1,000,000
a San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put, 3.12%,
    7/01/26 ........................................................................................      3,300,000       3,300,000
a San Mateo UHSD, COP, School Facility Bridge Funding Program, FSA Insured, Daily VRDN and
    Put, 3.13%, 9/01/34 ............................................................................     10,000,000      10,000,000
a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
    Series A, FNMA Insured, Weekly VRDN and Put, 3.14%, 12/15/25 ...................................      5,000,000       5,000,000
a South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured, Weekly VRDN
    and Put, 3.13%, 11/01/35 .......................................................................     15,400,000      15,400,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
    Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 3.12%, 7/01/17 ........................        700,000         700,000


28 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission, Refunding,
      AMBAC Insured, Weekly VRDN and Put, 3.12%, 7/01/19 ...........................................    $13,315,000    $ 13,315,000
      Series A, FSA Insured, Weekly VRDN and Put, 3.13%, 7/01/23 ...................................      1,000,000       1,000,000
      Series B, FSA Insured, Weekly VRDN and Put, 3.12%, 7/01/23 ...................................      6,600,000       6,600,000
a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
    Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 3.15%, 1/01/10 ..................      3,000,000       3,000,000
a Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and
    Put, 3.14%, 1/01/31 ............................................................................      1,900,000       1,900,000
a Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A, Daily VRDN
    and Put, 3.10%, 9/02/13 ........................................................................     16,569,000      16,569,000
a Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN
    and Put, 3.14%, 7/15/29 ........................................................................      2,000,000       2,000,000
a Upland CRDA, MFHR, FNMA Insured, Weekly VRDN and Put, 3.14%, 2/15/30 .............................      1,000,000       1,000,000
a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 3.09%, 5/15/22 .................      1,985,000       1,985,000
a Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.07%, 5/01/28 ............     20,200,000      20,200,000
a Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 3.13%,
    8/01/23 ........................................................................................      5,000,000       5,000,000
a Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
    Treatment, Daily VRDN and Put, 3.10%, 4/01/28 ..................................................      1,350,000       1,350,000
                                                                                                                       ------------
  TOTAL BONDS (COST $673,767,048) 99.7% ............................................................                    673,767,048
  OTHER ASSETS, LESS LIABILITIES 0.3% ..............................................................                      1,721,444
                                                                                                                       ------------
  NET ASSETS 100.0% ................................................................................                   $675,488,492
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 30.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access Holdings Inc.
ACES      - Adjustable Convertible Exempt Securities
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
ID        - Improvement District
IDAR      - Industrial Development Authority/Agency Revenue
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RAN       - Revenue Anticipation Notes
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Notes
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
XLCA      - XL Capital Assurance


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds). All Funds are diversified except the Franklin California
Intermediate-Term Tax-Free Income Fund.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    -------------------------------------------------------------------
                                    FRANKLIN CALIFORNIA     FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA
                                          INSURED            INTERMEDIATE-TERM         LIMITED-TERM
                                    TAX-FREE INCOME FUND    TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                    -------------------------------------------------------------------
Cost of investments .............      $1,837,224,276           $474,815,578            $12,490,215
                                       ============================================================
Unrealized appreciation .........      $  128,171,641           $  9,772,535            $        77
Unrealized depreciation .........          (1,163,259)            (2,010,866)              (269,130)
                                       ------------------------------------------------------------
Net unrealized appreciation
(depreciation) ..................      $  127,008,382           $  7,761,669            $  (269,053)
                                       ============================================================

At March 31, 2006, the cost of investments for book and income tax purposes was the same for Franklin California Tax-Exempt Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 31


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006














                                Exhbit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/GALEN G. VETTER
Chief Financial Officer